 Office of General Counsel
Please Reply to:Stephen F. Ayers
Assistant General Counsel
One Nationwide Plaza 01-34-201
Columbus, Ohio 43215
VIA EDGAR                                                                                                                          E-mail: ayerss1@nationwide.com
Tel: (614) 249-9527
Fax: (614) 249-0078
December 16, 2008

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
 Washington, D.C.  20549-44644

Re:           Nationwide Life Insurance Company
Nationwide VLI Separate Account – 4
Pre-Effective Amendment No. 1 (N-6 Registration Statement, File No. 333-153343)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account - 4 ("Variable Account"), we are filing this Pre-effective Amendment No. 1 in response to your comments by letter dated October 27, 2008 on the above referenced Registration Statement.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

At the outset, we acknowledge the following:

▪
should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Nationwide from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

▪	Nationwide may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please note that Nationwide will be seeking an effective date of February 1, 2009.

Responses to your comments are below in the numerical sequence established in your correspondence.

1.	Summary: Policy Benefits (pp. 4-5)

Comment

Per Rule 421, specifically subsections (b)(3), (b)(4), (c), (d)(1), (d)(2)(v), please rewrite the following portions of the Summary: "Determining Your Policy Charges," "Banded Charges," "Additional Policies Purchased as Part of the Same Single Case," and "Determining the Single Case Allowable Premium Band for Additional Policies Issued as Part of the Same Single Case."

Response

As requested, the aforementioned subsections of the Summary: Policy Benefits provision have been rewritten per Rule 421 and the specifically requested subsections. The revised language is as follows:

Determining Your Policy Charges

A majority of business entities purchasing Corporate Owned Variable Life Insurance acquire multiple policies at the same time as part of a single life insurance purchase. In addition, many of these entities may purchase additional policies over time. We call this purchasing strategy a Consolidated Purchase. The charge rates for this Policy, and each additional Policy purchased by the same entity (a multiple-Policy purchaser), are determined based on the aggregate Premium figure, referred to as the Group Allowable Premium, which takes into account all Policies of a Consolidated Purchase. The Group Allowable Premium may increase with each block of Policies purchased by that multiple-Policy purchaser.

The Group Allowable Premium associated with the initial purchase made by a multiple-Policy purchaser is equal to the total Allowable Policy Premium, attributable to that initial purchase.

The Group Allowable Premium associated with any additional Policy purchases made by a multiple-Policy purchaser is equal to the multiple-Policy purchaser's Group Allowable Premium for its Consolidated Purchase at the time of purchase.

Banded Charges

As illustrated by the chart below, certain charge rates applicable to a Policy are determined based upon the Group Allowable Premium.  There are four bands of policy charge rates.  The band that applies to a particular Policy is determined by the Group Allowable Premium for a specific Policy as of the Policy Date.  Once is determined, it will not change.

For more information see the “Policy Charges” provision of this prospectus. The chart below shows an example of the banded charge structure.

EXAMPLE POLICY CHARGE WITH A BANDED CHARGE STRUCTURE

Band	Band 1	Band 2	Band 3	Band 4
Group Allowable Premium	$100,000 - $249,999	$250,000 - $499,999	$500,000 - $999,999	>$1,000,000
Example of Policy Charge Rate	0.90%	0.90%	0.70%	0.60%

Charges that utilize a banded charge structure include:

•	Premium Load
•	Base Policy Cost of Insurance
•	Supplemental Insurance Rider Cost of Insurance
•	Base Sub-Account Asset Factor Charge
•	Supplemental Insurance Rider Asset Factor Charge
•	Base Policy Specified Amount Charge
•	Supplemental Insurance Rider Specified Amount Charge

Charges that do not utilize a banded charge structure include:

•	Illustration Charge
•	Per Policy Charge

Please refer to the “Policy Charges” provision of this prospectus for more detailed information, including and example of how to determine the Group allowable Premium for additional policies.

Your representative can provide you illustrations demonstrating the differences in product charges assuming varying purchase amounts. You should consider the funding options for your purchase carefully, as they impact the charges assessed and total compensation paid on your Policy.  Once a Policy has been issued, its band of charges will apply for the life of the Policy.

2.      Disclosure Generally

Comment

Throughout the prospectus, the disclosure describes both the specific policy offered and the purchase of multiple policies at once (currently defined as a "Single Case"). Some sections are confusing because it is not clear whether the disclosure applies to each policy individually or the policies as a whole. Please clarify throughout. Also, please consider using a term that is more understandable than "Single Case."

Response

A number of changes have been made in response to the concern articulated in Comment 2.

First, the defined term “Single Case” has been changed to “Consolidated Purchase”. This change is reflected throughout the registration statement. Additionally, the defined term, “Single Case Allowable Premium” has been renamed as “Group Allowable Premium”.

Second, we have revised disclosure throughout the prospectus in an effort to more clearly articulate the application of the disclosure as it pertains to the individual policy offered or the policies as whole.

3. Fee Tables: Per Policy or Per Single Case? (pp. 8-12)

Comment

The presentation of the charge bands is confusing. Please clarify that the figures for each band show the charges an employer will pay for each individual policy based on the band corresponding to the allowable premium for that contract plus all the other contracts in the same Single Case. As presented, a reader could view the figures as the employer's cost per Single Case regardless of the number of policies purchased. Please clarify.

Response

The presentation of the charge bands has been revised to indicate the employer’s cost, as shown in the table, is per individual policy offered, including the cost per each policy issued concurrently as part of the same purchase. The changes include:

1. Bolded language inserted in the first paragraph of disclosure that precedes the In Summary: Fee Tables:

The fees will be deducted from each Policy. The fee amount is determined by the Group Allowable Premium for this Policy.

2. Language, which distinguishes the point that the charges in the table apply to the individual Policy, has been included as the title for each charge represented in the Fee Tables (this language replaces the existing language):

New Language:	“Per Policy Charge (Based on Amount of Group Allowable Premium)”.

Old Language:                                      “Single Case Allowable Premium”

3. The defined term “Single Case” has been changed to “Consolidated Purchase”. This change is reflected throughout the registration statement. Additionally, the defined term, “Single Case Allowable Premium” has been renamed as “Group Allowable Premium”.

4.      Fee Tables: Format (pp. 8-12)

Comment

Please revise the fee table format to preserve the column headers on each page and ensure the reference in the first column lines up with the appropriate charge. Also, for visual clarity, please consider identifying the Band number and Single Case Allowable Premium ("SCAP") range in the Amount Deducted column header. Please round all figures (e.g., the Base Specified Amount Charge) to the nearest hundredth. See General Instruction 1(a) to Item 3 of Form N-6. For annual charges that are deducted monthly, the maximum figure should reflect the sum of the highest possible monthly charges. Please review the charges associated with Footnote 5 and amend accordingly. For charges stated as a percentage, please make clear the value to which each percentage applies.

Response

A) The fee table format has been revised to preserve the column headers on each page and ensure the reference in the first column lines up with the appropriate charge.

B) The Band number and Group Allowable Premium range now appear in the Amount Deducted column header.

C) All figures have been rounded to the nearest hundredth per General Instruction 1(a) to Item 3 of Form N-6. Please note, the current charge for Band 4 under the Based Sub-Account Asset Factor Charge and Supplemental Insurance Rider Sub-Account Asset Factor Charge have not been rounded to the nearest hundredth as it would result in each charge being listed as 0%, as the charge now reflects the maximum guaranteed monthly charge (see the next part of this response).

D) Annual charges that are deducted monthly have been changed to reflect the maximum figure of the highest possible monthly charge. Specifically, we have revised the Base Sub-Account Asset Factor Charge and Supplemental Insurance Rider Sub-Account Asset Factor Charge. As such, Footnote 5 has been amended to be consistent with the fee table. Language (underlined) articulating the monthly assessment of the charge, including the maximum guaranteed monthly charge, has been added and language articulating the annual assessment of the charge has been removed, as follows:

“(5) The Base Sub-Account Asset Factor Charge and the Supplemental Insurance Rider Sub-Account Asset Factor Charge are assessed by us based on assets allocated to the Sub-Accounts (not from the Fixed Account) and are in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.  The maximum and minimum charges are the same in all years and in all Group Allowable Premium bands for the Base Sub-Account Asset Factor Charge and the Supplemental Insurance Rider Sub-Account Asset Factor Charge. The maximum guaranteed annual rate for each charge is 0.90% and the maximum guaranteed monthly charge is 0.08%. Values in the table are listed at the monthly rate. Maximum guaranteed annual and monthly rates are also shown on the Policy Data Pages. The Sub-Account Asset Charges currently decline by policy duration.  The current charges shown here are the highest amounts we currently apply.  For more information, see the “Base Sub-Account Asset Charge” section of the “Policy Charge” provision of this prospectus and the “Rider Sub-Account Asset Charge” section of the “Policy Riders and Rider Charges” provision of this prospectus.”

 E) Charges stated as a percentage have been updated to indicate the value to which each percentage applies. For example:

•
The footnote to the Premium Load, footnote 1, clearly states the value to which each percentage applies. Additionally, the following has been added to the fee table column titled “When Charge is Deducted”:

o	“applied to all Premiums received”
•	“(Taken proportionally from the Sub-Accounts)” has been added to the fee table for the Supplemental Insurance Rider Sub-Account Asset Factor Charge.

5. Fee Tables: Footnotes 3 & 4 (p. 12).

Comment

Page 19 states that issue age must be between 18 and 79; however footnotes 3 and 4 assume a maximum charge based on an issue age of 85. Please revise or explain. If a higher issue age is permitted in certain states, please indicate this in your response letter. Also, as a general reminder, please remove any unnecessary text in the footnotes.

Response

Footnotes 3 and 4 have been revised to reflect the proper issue age of 79. Additionally, we have reviewed all of the footnotes and removed unnecessary text.

6. Purchasing a Policy (p. 19).

Comment

Please bold or otherwise call attention to the last two sentences in the second paragraph under this header.

Response

As requested, the last two sentences in the second paragraph under this header have been bolded.

7.      Policy Charges: Multiple Policies & Single Case (pp. 23-24).

      Comment

If correct, please specifically state that a policy's charge band will remain the same even if the Single Case Allowable Premium no longer falls within that band due to policy transactions (e.g., increases/decreases in Base Specified Amount, Death Benefit option changes, etc.). If incorrect, please modify the second to last paragraph above "Premium Load" (p. 24), and describe the exceptional situations.

Response

The fourth paragraph under the Policy Charges Provision has been updated to specifically state that a policy’s charge band will remain the same as articulated in the comment. The revised paragraph reads as follows with the specific language being underlined for purposed of this response:

“In the event your purchase includes multiple policies, the Allowable Policy Premium for each Policy included as part of your Consolidated Purchase is combined to derive a Group Allowable Premium.  All Premium received, including amounts attributable to section 1035 exchanges will be included on a dollar for dollar basis when determining the Group Allowable Premium. Your Group Allowable Premium will determine the Group Allowable Premium band which will apply to your Policy and each Policy issued as part of the same group included within the same Consolidated Purchase.  Once determined, the Group Allowable Premium band associated with your Policy will not change.Therefore changes to your Policy, such as increases or decreases in the Base Specified Amount, or Death Benefit option changes, will not affect the Group Allowable Premium band that applies to your Policy.In the event you should purchase additional policies at some later point in time to be included as part of the same Consolidated Purchase you will determine your Group Allowable Premium for each additional Policy as follows: “

8.      Base Policy Cot of Insurance (pp. 25-26).

Comment

Please explain how decreases in Base Specified Amount affect the Cost of Insurance charges.

Response

The following sentence (underlined) has been added to the first paragraph under the Base Policy Cost of Insurance section to explain the how decreases in Base Specified Amount affect the Cost of Insurance charges.

“We deduct a Cost of Insurance Charge from the Policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including acquisition costs and state and federal taxes.  This charge also provides revenue to compensate us for assuming certain risks associated with the Policy and revenue that may be profit to us.  The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insured’s age, gender (if not unisex classified), tobacco use, Substandard Ratings, and underwriting class, and the number of years from the Policy Date.  The cost of insurance rates are based on our expectations as to future mortality, investment earnings, persistency, expenses, and taxes.  The Base Policy Cost of Insurance Charge that you pay is determined by multiplying the Base Policy Net Amount At Risk by the cost of insurance rate.  There may be a separate cost of insurance rate for the initial Base Specified Amount and any Base Specified Amount increase.  In the event that there is a decrease in the Base Specified Amount, then there will be a proportional decrease in the monthly Cost of Insurance Charge for the Base Specified Amount. The cost of insurance rates will never be greater than those shown on the Policy Data Page plus any monthly flat extra charge assessed for Substandard Ratings. A flat extra charge represents an added cost due to an increased risk of providing life insurance. A flat extra charge is associated with medical and non-medical factors such as occupation, aviation, driving, or other factors that present an increased exposure to accident or health hazards. The flat extra charge is the product of the Net Amount at Risk and the flat extra rate which ranges between $2.00 and $25.00 per $1,000 of Net Amount at Risk. The flat extra charge is shown on the Policy Data Page.”

9. RiderSpecified Amount Charge (pp. 31-32).

Comment

The formula showing how the blended charges are calculated appears to be missing. Please present the actual equation showing the abbreviations for each variable at the top of page 32 in-between the "RSAC =" line and the line that begins, “[u]sing this formula..."

Response

The missing formula has been added in the requested location. The revised example equation with the missing formula added (underlined language), including a minor clarifying change also indicated by underlining, has been made and now reads as follows:

The amount of Group Allowable Premium = $900,000.  The charges are calculated using the following formula.

Where:

BA = Base Specified Amount Allocation (as a percentage)

BSAC = Base Specified Amount Charge

RA = Rider Specified Amount Allocation (as a percentage)

RSAC = Rider Specified Amount Charge

Total Per $1,000 Specified Amount Charge = [(BA x BSAC) + (RA x RSAC)] x [Total Specified Amount / $1,000]

Using this formula and the assumptions described above, here is how the calculation would work.

BA = [(0.50 x $0.065) + (0.50 x $0.03)] x [$19,650,000/$1,000]

BSAC = [($0.0325) + ($0.015)] x [19,650]

RA = [$0.0475] x [19,650]

RSAC = $933.375

10. Loan Amount and Interest Charged (p. 33).

      Comment

The second paragraph refers to a current interest rate charge as low as 2.00%; however, the related disclosure indicates that the lowest rate currently charged is 2.10% after the 30th policy year. Please reconcile this discrepancy.

Response

The second paragraph has been changed to reflect the proper disclosure concerning the loan amount and interest rate charged. The revised language reads as follows:

“The interest rate on the amount of outstanding Indebtedness will always be a rate between 2.10% and 3.50% per annum.  The maximum guaranteed rate is 3.50% per annum. Policy loan interest charges may provide revenue for risk charges and profit.  The current effective annual interest rate charged on the outstanding balance of your loan is 2.80% for policy years 1 through 15, 2.55% for policy years 16 through 30, and 2.10% thereafter.”

The original language had read as follows:

“We charge interest on the amount of outstanding Indebtedness at the current rate of between 2.00% and 3.50% per annum.  The maximum guaranteed rate is 3.50% per annum. Policy loan interest charge may provide revenue for risk charges and profit.  We expect to charge an effective annual interest rate of 2.80% on the outstanding balance of your loan for the first fifteen policy years, 2.55% for years 16 through 30, and 2.10% thereafter.”

11. Appendix B: Definitions (pp. 58-60).

Comment

Please define the word "Policy." Also, in the body of the prospectus, please explain how "amounts, if any, attributable to Section 1035 exchanges," are factored into a Single Case Allowable Premium. For example, if a contractowner invokes the change of insured rider and a 1035 exchange results, is the related premium subject to a new Single Case Allowable Premium calculation as "new" policy?

Response

A) The word “Policy” has been defined as follows:

“Policy– The terms, conditions, benefits, and rights of the life insurance contract between the policy owner and the company.  The life insurance contract includes any attached written supplemental applications, together with any amendments, endorsements, or riders.”

B) The underlined language explains how “amounts, if any, attributable to Section 1035 exchanges,” are factored into a Group Allowable Premium. This language has been included in the fourth paragraph under the Policy Charges Provision and reads as follows:

“In the event your purchase includes multiple policies, the Allowable Policy Premium for each Policy included as part of your Consolidated Purchase is combined to derive a Group Allowable Premium.  All Premium received, including amounts attributable to section 1035 exchanges will be included on a dollar for dollar basis when determining the Group Allowable Premium. Your Group Allowable Premium will determine the Group Allowable Premium band which will apply to your Policy and each Policy issued as part of the same group included within the same Consolidated Purchase.  Once determined, the Group Allowable Premium band associated with your Policy will not change. Therefore changes to your Policy, such as increases or decreases in the Base Specified Amount, or Death Benefit option changes, will not affect the Group Allowable Premium band that applies to your Policy. In the event you should purchase additional policies at some later point in time to be included as part of the same Consolidated Purchase you will determine your Group Allowable Premium for each additional Policy as follows: “

C) The underlined sentence has been added to the first paragraph of the Change of Insured Rider, and now reads as follows:

“The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and the conditions below.  The costs and benefits under the Policy after the change will be based on the underwriting classification and characteristics of the new Insured.  The Group Allowable Premium under the Policy will not change if this rider is invoked.”

12. Appendix C: Blending Examples of Policy Charges (p. 61)

Comment

Please provide these examples in a pre-effective amendment for the Staff’s review.

Response

The Appendix C: Blending Example of Policy Charges has been revised. The revised example is included in this response letter as Exhibit A.

13. Required Item 26 Exhibits and Miscellaneous Issues (SAI & Part Q)

Comment

Pursuant to Items 14 and 24 of Form N-6, please file the required financial statements of the Registrant and Depositor. The pre-effective amendment also should include any exhibits and other required disclosure not included in this registration statement.

Response

The Financial Statements will be filed by subsequent Pre-Effective Amendment.

Item 26. Exhibits:

(a)	Resolution of the Depositor’s Board of Directors was filed with registration statement 333-3725 on July 21, 1997 and is incorporated by reference.

(b)	Custodian Agreements is not applicable.

(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter was filed with registration statement 333-137202 on September 27, 2007 and is incorporated by reference.

(d)	The form of the contract was filed with the initial registration statement for this filing on September 5, 2008 and is incorporated by reference.

(e)	The form of the contract application was filed with registration statement 333-137202 on September 27, 2007 and is incorporated by reference.

(f)	Articles of Incorporation of Depositor was filed with registration statement 333-137202 on September 27, 2007 and is incorporated by reference.

(g)	Form of Reinsurance Contracts was filed with Post-Effective Amendment No. 3 to registration statement 333-46338 was filed with registration statement 333-31725 and is incorporated by reference.

(h)
Form of Participation Agreement was filed with registration statement 333-31725 and specific Participation Agreements were filed on July 17, 2007 with Pre-Effective Amendment No. 1 of registration statement 333-140608 and September 27, 2007 with Pre-Effective Amendment No. 3 of registration statement 333-137202, both under Exhibit  (h), and are incorporated by reference.

(i)
Administrative Contracts were filed on July 17, 2007 with Pre-Effective Amendment No. 1 of registration statement 333-140608 under Exhibit (i) and September 27, 2007 with Pre-Effective Amendment No. 3 of registration statement 333-137202, both under Exhibit  (i), and are incorporated by reference.

(j)	Other Material Contracts are not applicable.

(k)	Opinion of Counsel was filed with the initial registration statement for this filing on September 5, 2008 and is incorporated by reference

(l)	Actuarial Opinion is not applicable.

(m)	Calculation is not applicable.

(n)	Consent of Independent Registered Public Accounting Firm will be filed by Pre-effective Amendment.

(o)	Omitted Financial Statements are not applicable.

(p)	Initial Capital Agreements are not applicable.

(q)	Redeemability Exemption was filed with registration statement 333-140608 on July 17, 2007 and is incorporated by reference.

(99)	Power of Attorney is attached hereto.

Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We appreciate your continued review of this matter.  If you have any questions about this filing, please reply to me at the contact information on the first page of this correspondence.

Sincerely yours,

/s/ STEPHEN F. AYERS
Stephen F. Ayers
Assistant General Counsel
Office of General Counsel
Nationwide Life Insurance Company

Exhibit A

Blending Examples of Policy Charges

Case with Group Allowable Premium of $900,000
Guaranteed Issue Policy With Specified Amount of $19,650,000
(Assuming No Premiums From Section 1035 Exchange)

♦

Base and Rider Specified Amounts Equal 80% and 20% of Total Specified Amount, Respectively

	Target	Excess	80/20 Blend
Policy Year		**Premium Load**	
Yr 1	5.00%	3.00%	4.60%
Yr 2	5.00%	3.00%	4.60%
Yr 3	5.00%	3.00%	4.60%
Yr 4	5.00%	3.00%	4.60%
Yr 5	5.00%	3.00%	4.60%

Monthly Charges

	Base	Rider	80/20 Blend
Policy Year	**Annualized Variable Sub-Account Asset Charge**		
Yr 1	0.30%	0.30%	0.30%
Yr 2	0.30%	0.30%	0.30%
Yr 3	0.30%	0.30%	0.30%
Yr 4	0.30%	0.30%	0.30%
Yr 5	0.30%	0.30%	0.30%
Policy Year	**Specified Amount Charge**		
Yr 1	$1,277.25	$589.50	$1,139.70
Yr 2	$1,277.25	$589.50	$1,139.70
Yr 3	$1,277.25	$589.50	$1,139.70
Yr 4	$1,277.25	$589.50	$1,139.70
Yr 5	$1,277.25	$589.50	$1,139.70
Policy Year	**Cost of Insurance Per $1,000 for Issue Age 45**		
Yr 1	1.597	1.374	1.552
Yr 2	1.736	1.450	1.679
Yr 3	1.887	1.537	1.817
Yr 4	2.052	1.646	1.971
Yr 5	2.230	1.796	2.143